Annual Total Returns [BarChart] - Voya Retirement Conservative Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	5.18%
2012	7.92%
2013	4.37%
2014	5.88%
2015	(0.80%)
2016	4.68%
2017	7.76%
2018	(2.74%)
2019	13.61%
2020	10.33%